Long-Term Equity Investments	12 Months Ended
Dec. 31, 2022
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Long-Term Equity Investments
18.	Long-Term Equity Investments

	December 31	December 31
(in thousands)	2022	2021

Common shares held	$255,535	$59,941

Warrants held	560	1,536

Total long-term equity investments	$256,095	$61,477
Common Shares Held

	Year Ended December 31, 2022

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2021	Cost of Additions	Proceeds of Disposition 1	Fair Value Adjustment Gains (Losses) 2	Fair Value at Dec 31, 2022	Realized Loss on Disposal

Bear Creek	13,264	8.65%	$12,764	$-	$-	$(5,321)	$7,443	$ -

Sabina	31,095	5.58%	13,381	19,833	-	(2,679)	30,535	-

Kutcho	18,640	14.83%	-	11,721	-	(8,624)	3,097	-

Hecla	35,012	5.78%	-	141,450	-	53,218	194,668	-

Other			33,796	6,139	(4,601)	(15,542)	19,792	(3,797)

Total			$59,941	$179,143	$(4,601)	$21,052	$255,535	$ (3,797)

1)	Disposals during 2022 were made as a result of the acquisition of the companies to which the shares relate by unrelated third party entities.
2)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Year Ended December 31, 2021

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2020	Cost of Additions	Proceeds of Disposition 1	Fair Value Adjustment Gains (Losses) 2	Fair Value at Dec 31, 2021	Realized Gain on Disposal

Bear Creek	13,264	10.67%	$32,609	$-	$-	$(19,845)	$12,764	$ -

Sabina	11,700	2.82%	30,233	-	-	(16,852)	13,381	-

First Majestic	-	0.00%	95,984	-	(112,188)	16,204	-	60,530

Other			37,415	7,453	(17,565)	6,493	33,796	13,048

Total			$196,241	$7,453	$(129,753)	$(14,000)	$59,941	$ 73,578

1)	Disposals during 2021 were made in order to capitalize on the share appreciation resulting from the strong commodity price environment.
2)	Fair Value Gains (Losses) are reflected as a component of OCI.
The Company’s long-term investments in common shares (“LTI’s”) are held for long-term strategic purposes and not for trading purposes. As such, the Company has elected to reflect any fair value adjustments, net of tax, as a component of other comprehensive income (“OCI”). The cumulative gain or loss will not be reclassified to net earnings on disposal of these long-term investments but is reclassified to retained earnings.
By holding these long-term investments, the Company is inherently exposed to various risk factors including currency risk, market price risk and liquidity risk.